UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22572

Destra Multi-Alternative Fund

(Exact name of registrant as specified in charter)

443 N Willson Avenue

Bozeman, MT 59715

(Address of principal executive offices) (Zip code)

Robert A. Watson

C/O Destra Capital Advisors LLC

443 N Willson Avenue

Bozeman, MT 59715

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 843-6161

Date of fiscal year end: March 31

Date of reporting period: September 30, 2022

Item 1. Reports to Stockholders.

(a)

Destra Multi-Alternative Fund

Semi-Annual Report

September 30, 2022

(Unaudited)

Destra Multi-Alternative Fund
Risk Disclosure
As of September 30, 2022 (unaudited)

This document may contain forward-looking statements representing Destra Capital Advisors LLC’s (“Destra”), the portfolio managers’ or sub-adviser’s beliefs concerning future operations, strategies, financial results or other developments. Investors are cautioned that such forward-looking statements involve risks and uncertainties. Because these forward-looking statements are based on estimates and assumptions that are subject to significant business, economic and competitive uncertainties, many of which are beyond Destra’s, the portfolio managers’ or sub-adviser’s control or are subject to change, actual results could be materially different. There is no guarantee that such forward-looking statements will come to pass.

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. Although vaccines for COVID-19 are available, the ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Fund invest depends on future developments, including the duration and spread of the outbreak and the pace of recovery which may vary from market to market, and such uncertainty may in turn adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. Please read the prospectus carefully before investing. You may obtain a prospectus through the broker dealer, where you hold your shares or by visiting the Fund’s webpage at www.destracapital.com/DMA or by calling Destra at 877-855-3434 or the Fund’s Transfer Agent, American Stock Transfer & Trust Company, LLC (AST) at 800-591-8238.

Destra Multi-Alternative Fund
Schedule of Investments
As of September 30, 2022 (unaudited)

Shares/
Principal	Security	Value
	COMMON STOCKS – 20.1%
	AEROSPACE/DEFENSE – 1.1%
2,248	L3Harris Technologies, Inc.	$467,202
1,316	Northrop Grumman Corp.	618,941
		1,086,143
	AUTO MANUFACTURERS – 0.7%
3,490	Cummins, Inc.	710,250

	BANKS – 1.2%
47,558	Huntington Bancshares, Inc.	626,815
7,315	Morgan Stanley	577,958
		1,204,773
	BIOTECHNOLOGY – 0.7%
12,404	Corteva, Inc.	708,889

	CHEMICALS – 0.5%
4,847	International Flavors & Fragrances, Inc.	440,253

	ELECTRIC – 0.6%
7,227	NextEra Energy, Inc.	566,669

	FINANCIAL SERVICES – 0.4%
5,099	Blackstone Group, Inc.	426,786

	FOOD SERVICE – 0.5%
2,090	McDonald’s Corp.	482,247

	HEALTHCARE-SERVICES – 0.9%
1,630	UnitedHealth Group, Inc.	823,215

	INSURANCE – 0.6%
7,550	Principal Financial Group, Inc.	544,732

	INVESTMENT COMPANIES – 0.2%
21,094	CION Investment Corp.	179,299

	LISTED BUSINESS DEVELOPMENT COMPANIES – 3.5%
327,500	Owl Rock Capital Corp.(1)	3,396,175

	MACHINERY-DIVERSIFIED – 0.4%
1,695	Rockwell Automation, Inc.	364,611

	MEDIA – 0.4%
12,254	Comcast Corp., Class A	359,410

	MINING – 0.5%
12,163	Newmont Mining Corp.	511,211

	MISCELLANEOUS MANUFACTURING – 1.0%
2,618	Illinois Tool Works, Inc.	472,942
1,839	Parker-Hannifin Corp.	445,608
		918,550
Shares/
Principal	Security	Value
	COMMON STOCKS (continued)
	OIL & GAS – 1.5%
6,284	EOG Resources, Inc.	$702,111
3,469	Pioneer Natural Resources Co.	751,143
		1,453,254
	OIL & GAS SERVICES – 0.5%
21,059	Baker Hughes Co.	441,397

	PHARMACEUTICALS – 0.8%
5,860	AbbVie, Inc.	786,471

	RETAIL – 1.0%
2,534	Target Corp.	376,020
9,092	The TJX Cos., Inc.	564,795
		940,815
	SEMICONDUCTORS – 1.0%
3,497	Analog Devices, Inc.	487,272
1,135	Broadcom Ltd.	503,951
		991,223
	SOFTWARE – 0.5%
2,268	Microsoft Corp.	528,217

	TELECOMMUNICATIONS – 0.6%
20,034	Corning, Inc.	581,387

	TRANSPORTATION – 1.0%
2,193	Union Pacific Corp.	427,240
3,067	United Parcel Service, Inc., Class B	495,443
		922,683
	TOTAL COMMON STOCKS
	(Cost $24,037,993)	19,368,660

	EXCHANGE-TRADED FUND – 2.2%
138,000	Global X Nasdaq 100 Covered Call ETF	2,161,080
	TOTAL EXCHANGE-TRADED FUND
	(Cost $2,491,033)	2,161,080

	MEDIUM TERM NOTES – 5.2%
	BANKS – 4.7%
1,500,000	Credit Suisse AG London, 0.0%, 09/18/25(2)(3)	1,500,000
3,000,000	UBS AG London, 13.75%, 09/18/25(2)(3)	3,000,000
		4,500,000
	DIVERSIFIED FINANCIAL SERVICES – 0.5%
500,000	GS Finance Corp., 12.1%, 09/30/24(2)(3)	500,000

	TOTAL MEDIUM TERM NOTES
	(Cost $5,000,000)	5,000,000

See accompanying Notes to Financial Statements.

Destra Multi-Alternative Fund
Schedule of Investments (continued)
As of September 30, 2022 (unaudited)

Shares/
Principal	Security	Value
	PRIVATE COMPANIES – 12.2%
744,880	Always AI, Inc., Series A-1 Preferred Stock(2)(3)(4)	$2,428,458
179,641	Clear Street Group, Inc., Series B Preferred Stock(2)(3)(4)	1,500,000
23,723	Eat Just, Inc., Series F Common Stock(2)(3)(4)	450,000
542,467	GOSITE, Inc., Series A-1 Preferred Stock(2)(3)(4)	4,680,000
497,216	Iridia, Inc., Series A-3 Preferred Stock(2)(3)(4)	828,312
1,800,000	Nurture Life, Inc., 6.0%, 12/31/23(2)(3)	1,800,000
	TOTAL PRIVATE COMPANIES (Cost $8,665,497)	11,686,770

	CONTIGENT VALUE RIGHTS – 1.9%
	PHARMACEUTICALS – 0.0%
142,000	Bristol-Myers Squibb Co.(2)(4)	-

	REAL ESTATE – 1.9%
456,540	Hospitality Investors Trust, Inc.(2)(3)(4)	241,226
579,536	Ready Capital Corp.(2)(3)(4)	1,616,905
		1,858,131
	TOTAL CONTINGENT VALUE RIGHTS
	(Cost $9,395,583)	1,858,131

	REAL ESTATE INVESTMENT TRUSTS – 29.1%
	LISTED REAL ESTATE INVESTMENT TRUSTS – 8.3%
275,000	Newlake Capital Partners, Inc.	3,712,500
4,175	Prologis, Inc., REIT	424,180
375,947	Ready Capital Corp.	3,812,103
	TOTAL LISTED REAL ESTATE INVESTMENT TRUSTS	7,948,783

	NON-LISTED REAL ESTATE INVESTMENT TRUSTS – 7.7%
315,640	Healthcare Trust, Inc., 7.375% Series A Preferred Stock(2)(3)	4,220,245
1,061,081	NorthStar Healthcare Income, Inc., Common Stock(2)(3)(4)	3,227,251
	TOTAL NON-LISTED REAL ESTATE INVESTMENT TRUSTS	7,447,496

	PRIVATE REAL ESTATE INVESTMENT TRUSTS – 13.1%
715,000	Aventine Property Group, Inc., Common Stock(2)(3)	5,605,600
715,000	Treehouse Real Estate Investment Trust, Inc., Common Stock(2)(3)(5)	6,964,100
	TOTAL PRIVATE REAL ESTATE INVESTMENT TRUSTS	12,569,700

	TOTAL REAL ESTATE INVESTMENT TRUSTS
	(Cost $38,142,071)	27,965,979
Shares/
Principal	Security	Value
	ALTERNATIVE INVESTMENT FUNDS – 41.9%
250	Arboretum Core Asset Fund LP(3)(5)(6)	$2,357,385
-	Canyon CLO Fund II LP(2)(3)(7)	9,132,347
-	Canyon CLO Fund III LP(2)(3)(5)(7)	3,590,690
4,113	Clarion Lion Industrial Trust(3)(6)	16,584,898
-	Ovation Alternative Income Fund(3)(6)(7)	1,279,525
159	Preservation REIT 1, Inc.(3)(6)(8)	7,285,629
57	SGOF Liquidating Master, Ltd.(3)(4)(6)	70,661
	TOTAL ALTERNATIVE INVESTMENT FUNDS
	(Cost $24,689,145)	40,301,135

	SHORT-TERM INVESTMENTS – 6.6%
	MONEY MARKET FUND – 6.6%
6,327,057	Fidelity Investments Money Market Funds – Government Portfolio, Class I, 2.74%(1)(9)	6,327,057
	TOTAL SHORT-TERM INVESTMENTS (Cost $6,327,057)	6,327,057

	TOTAL INVESTMENTS – 119.2% (Cost $118,748,379)	114,668,812
	Liabilities in Excess of Other Assets – (19.2)%	(18,452,410)
	TOTAL NET ASSETS – 100.0%	$96,216,402

	EXCHANGE-TRADED FUNDS SOLD SHORT – (1.0)%
(9,900)	Direxion Daily S&P 500 Bull 3X	(530,442)
(1,290)	iShares Transportation Average ETF	(253,563)
(9,800)	ProShares UltraPro QQQ	(189,336)

	TOTAL EXCHANGE-TRADED FUNDS SOLD SHORT (Proceeds $(802,222))	$(973,340)

(1)	All or a portion of this security is segregated as collateral for securities sold short.
(2)	Fair valued using significant unobservable inputs (see Note 2).
(3)	Restricted investments as to resale (see Note 2).
(4)	Non-income producing security.
(5)	Affiliated investment for which ownership exceeds 5% of the investment’s capital (see Note 10).
(6)	Investments in Alternative Investment Funds are valued using net asset value per share (or it’s equivalent) as practical expedient. See Note 2 for respective investment strategies, unfunded commitments and redemptive restrictions.
(7)	Alternative investment fund does not issue shares.
(8)	Affiliated investment for which ownership exceeds 25% of the investment’s capital (see Note 10).
(9)	The rate is the annualized seven-day yield as of September 30, 2022.

ETF — Exchange-Traded Fund

LP — Limited Partnership

REIT — Real Estate Investment Trusts

See accompanying Notes to Financial Statements.

Destra Multi-Alternative Fund
Schedule of Investments (continued)
As of September 30, 2022 (unaudited)

Percent of
Net Assets
Alternative Investment Funds	41.9%
Real Estate Investment Trusts
Private Real Estate Investment Trusts	13.1%
Listed Real Estate Investment Trusts	8.3%
Non-Listed Real Estate Investment Trusts	7.7%
Common Stocks
Listed Business Development Companies	3.5%
Oil & Gas	1.5%
Banks	1.2%
Aerospace/Defense	1.1%
Retail	1.0%
Transportation	1.0%
Miscellaneous Manufacturing	1.0%
Semiconductors	1.0%
Healthcare-Services	0.9%
Pharmaceuticals	0.8%
Auto Manufacturers	0.7%
Biotechnology	0.7%
Electric	0.6%
Telecommunications	0.6%
Insurance	0.6%
Software	0.5%
Mining	0.5%
Chemicals	0.5%
Food Service	0.5%
Oil & Gas Services	0.5%
Media	0.4%
Machinery-Diversified	0.4%
Financial Services	0.4%
Investment Companies	0.2%
Private Companies	12.2%
Medium Term Notes
Banks	4.7%
Diversified Financial Services	0.5%
Exchange-Traded Fund	2.2%
Rights
Real Estate	1.9%
Pharmaceuticals	0.0%
Short-Term Investments	6.6%
Liabilities in Excess of Other Assets	(19.2)%
Net Assets	100.0%
Exchange-Traded Funds Sold Short	(1.0)%

See accompanying Notes to Financial Statements.

Destra Multi-Alternative Fund
Statement of Assets and Liabilities
As of September 30, 2022 (unaudited)

Assets:
Investments, at value (cost $100,566,263)	$94,471,008
Investments in affiliated investment for which ownership exceeds 5% of the investment’s capital, at value (cost $14,804,950)	12,912,175
Investments in affiliated investment for which ownership exceeds 25% of the investment’s capital, at value (cost $3,377,166)	7,285,629
Cash	121,719
Receivables:
Interest	35,445
Dividends	541,773
Investments sold	50,466
Prepaid expenses	134,075
Other assets	628
Total assets	115,552,918

Liabilities:
Credit facility (see note 8)	15,000,000
Due to broker	3,071,721
Securities sold short, at value (proceeds $802,222)	973,340
Payables:
Management fee (see note 3)	101,743
Interest payable	87,059
Professional fees	41,924
Accounting and administrative fees	40,033
Transfer agent fees and expenses	3,548
Custody fees	3,392
Accrued other expenses	13,756
Total liabilities	19,336,516
Commitments and contingencies (see note 2)
Net assets	$96,216,402
Net assets consist of:
Paid-in capital	$96,833,639
Total accumulated deficit	(617,237)
Net assets	$96,216,402
Common shares outstanding	8,963,239
Net asset value per common share	$10.73
Market price per common share	$6.50
Market price (discount) to net asset value per common share	(39.42)%

See accompanying Notes to Financial Statements.

Destra Multi-Alternative Fund
Statement of Operations
For the six months ended September 30, 2022 (unaudited)

Investment income:
Dividend income	$1,549,825
Distributions from affiliated alternative investment funds	114,502
Distributions from alternative investment funds	157,017
Interest income	96,525
Total investment income	1,917,869

Expenses:
Management fee (see note 3)	799,435
Interest expense	561,502
Professional fees	142,474
Accounting and administrative fees	120,154
Shareholder reporting fees	26,432
Chief financial officer fees (see note 11)	24,065
Transfer agent fees and expenses	18,646
Trustee fees (see note 11)	17,734
Registration fees	12,650
Chief compliance officer fees (see note 11)	10,530
Custody fees	9,588
Insurance expense	7,855
Dividends on securities sold short	2,541
Other expenses	249,399
Total expenses:	2,003,005
Service provider fees deferred and repaid by adviser (see note 3)	(59,217)
Expenses waived by adviser (see note 3)	(130,882)
Net expenses	1,812,906
Net investment income	104,963

Net realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	3,389,974

Net change in unrealized appreciation (depreciation) on:
Investments	(13,257,805)
Securities sold short	1,131,079
Affiliated Investments	(542,853)
Total net change in unrealized depreciation	(12,669,579)
Net realized and unrealized loss	(9,279,605)
Net decrease in net assets resulting from operations	$(9,174,642)

See accompanying Notes to Financial Statements.

Destra Multi-Alternative Fund
Statements of Changes in Net Assets

	Six Months	For the period
	Ended	March 1, 2022
	September 30,	through	Year Ended
	2022	March 31,	February 28,
	(Unaudited)	2022**	2022
Increase (decrease) in net assets resulting from operations:
Net investment income	$104,963	$248,450	$1,455,055
Net realized gain	3,389,974	105,089	1,523,571
Net change in unrealized appreciation (depreciation)	(12,669,579)	3,163,056	(1,360,138)
Net increase (decrease) in net assets resulting from operations	(9,174,642)	3,516,595	1,618,488

Distributions to shareholders*:
Common shares	-	(117,225)	(274,862)
Class A	-	-	(308,374)
Class C	-	-	(45,861)
Class T	-	-	(15,669)
Total distributions to shareholders	-	(117,225)	(644,766)

Return of capital to shareholders*:
Common shares	(3,116,518)	(414,295)	(2,542,936)
Class A	-	-	(2,852,977)
Class C	-	-	(424,290)
Class T	-	-	(144,967)
Total return of capital to shareholders	(3,116,518)	(414,295)	(5,965,170)

Capital transactions:
Proceeds from shares sold*:
Common shares	-	-	93,109
Class A	-	-	13,126
Class T	-	-	859
Reinvestment of distributions*:
Common shares	-	-	56,509
Class A	-	-	252,195
Class C	-	-	150,365
Class T	-	-	16,725
Cost of shares repurchased*:
Common shares	-	-	(2,101,794)
Class A	-	-	(2,435,433)
Class C	-	-	(955,405)
Class T	-	-	(117,884)
Exchanges in(out)*:
Common shares	-	-	74,708,806
Class A	-	-	(62,308,505)
Class C	-	-	(9,237,604)
Class T	-	-	(3,162,697)
Net decrease in net assets from capital transactions	-	-	(5,027,628)
Total increase (decrease) in net assets	(12,291,160)	2,985,075	(10,019,076)

Net assets:
Beginning of period	108,507,562	105,522,487	115,541,563
End of period	$96,216,402	$108,507,562	$105,522,487

See accompanying Notes to Financial Statements.

Destra Multi-Alternative Fund
Statements of Changes in Net Assets (continued)

	Six Months	For the period
	Ended	March 1, 2022
	September 30,	through	Year Ended
	2022	March 31,	February 28,
	(Unaudited)	2022**	2022
Capital share transactions:
Shares sold*:
Common shares	-	-	7,597
Class A	-	-	1,086
Class T	-	-	74
Shares reinvested*:
Common shares	-	-	4,636
Class A	-	-	21,069
Class C	-	-	13,197
Class T	-	-	1,444
Shares repurchased*:
Common shares	-	-	(176,468)
Class A	-	-	(208,597)
Class C	-	-	(85,840)
Class T	-	-	(10,432)
Exchanges in(out)*:
Common shares	-	-	6,145,333
Class A	-	-	(5,243,986)
Class C	-	-	(819,620)
Class T	-	-	(275,679)
Net decrease from capital share transactions	-	-	(626,186)

*	The Fund’s shares began trading on the New York Stock Exchange (“NYSE”) on January 13, 2022 under NYSE ticker symbol “DMA.” To facilitate the listing of the Fund’s shares on the NYSE, the Fund redesignated its Class A, Class C and Class T shares as Class I shares and eliminated all share class designations. Consequently, the Fund’s shares are now referred to as shares of beneficial interest or common shares.

**	Fiscal year end changed to March 31, effective March 1, 2022.

See accompanying Notes to Financial Statements.

Destra Multi-Alternative Fund
Statement of Cash Flows
For the Six Months Ended September 30, 2022 (Unaudited)

Cash flows from operating activities:
Net decrease in net assets from operations	$(9,174,642)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
Purchases of investments	(27,444,477)
Proceeds from redemptions, sales, or other dispositions of investments	29,895,258
Net realized (gain) loss on:
Investments	(3,389,974)
Net change in unrealized (appreciation) depreciation on:
Investments	13,257,805
Securities sold short	(1,131,079)
Affiliated investments	542,853
Change in operating assets and liabilities:
Receivables:
Investments sold	390,441
Interest	37,768
Dividends	119,872
Prepaid expenses	39,121
Payables:
Management fee	(4,262)
Custody fees	(302)
Accounting and administration fees	(3,687)
Professional fees	(1,042)
Transfer agent fees and expenses	(7,452)
Interest payable	25,569
Accrued other expenses	(26,015)
Net cash provided by operating activities	3,125,755

Cash flows from financing activities:
Due to broker	105,368
Cash distributions paid, net of reinvestments	(3,116,518)
Net cash used in financing activities	(3,011,150)

Net change in cash and cash equivalents	114,605

Cash and cash equivalents at beginning of period	7,114

Cash and cash equivalents at end of period	$121,719

Supplemental disclosure of cash activity:
Interest expense on borrowings	$561,502

See accompanying Notes to Financial Statements.

Destra Multi-Alternative Fund
Financial Highlights
For a share of common stock outstanding throughout the periods indicated.**

	Net asset value, beginning of period	Net investment income(1)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Distributions to shareholders from return of capital	Total distributions	Net asset value, end of period	Total return(2)	Gross expenses(3),(4)		Net expenses (3),(4),(5)		Net investment income(4),(5),(6)		Net assets, end of period (in thousands)	Portfolio turnover rate
For the six months ended September 30,
2022	$12.11	$0.01	$(1.04)	$(1.03)	$-	$-	$(0.35)	$(0.35)	$10.73	(8.67)%	3.88%		3.51%		0.20%		$96,216	9%
Period ended March 31,
2022	11.77	0.02	0.38	0.40	(0.01)	-	(0.05)	(0.06)	12.11	3.40	3.65	#	3.17	#	2.74	#	108,508	3
Period ended February 28,
2022	12.28	0.15	0.08	0.23	(0.09)	-	(0.65)	(0.74)	11.77	1.79	3.38		2.74		1.24		105,522	28
2021	13.25	0.09	(0.34)	(0.25)	(0.07)	-	(0.65)	(0.72)	12.28	(1.58)	2.85		2.28		0.75		36,633	26
2020(7)	13.81	0.25	0.02	0.27	(0.08)	-	(0.75)	(0.83)	13.25	1.90	2.98		2.57		1.78		35,208	42
2019	14.64	0.18	(0.15)	0.03	(0.05)	-	(0.81)	(0.86)	13.81	0.17	2.37		2.18		1.25		18,879	19
2018	15.86	0.25	(0.54)	(0.29)	(0.23)	-	(0.70)	(0.93)	14.64	(2.39)	1.79		1.57		1.64		5,395	27

*	For the period March 1, 2022 through March 31, 2022.

#	Annualized.

(1)	Based on average shares outstanding during the period.

(2)	Based on the net asset value as of period end. Assumes an investment at net asset value at the beginning of the period and reinvestment of all distributions during the period. The return would have been lower if certain expenses had not been waived or reimbursed by the investment adviser.

See accompanying Notes to Financial Statements.

Destra Multi-Alternative Fund
Financial Highlights (continued)
For a share of common stock outstanding throughout the periods indicated.**

(3)	Percentages shown include interest expense. Gross and net expense ratios, respectively, excluding interest expense, commitment fees and dividends on securities sold short are as follows:

	Gross Expenses(4)		Net Expenses(4),(5)
For the six months ended September 30,
2022	2.45%		2.08%
Period ended March 31*,
2022	2.55	#	2.07	#
Period ended February 28,
2022	2.44		1.81
2021	2.27		1.70
2020(7)	2.11		1.70
2019	1.89		1.70
2018	1.76		1.55

*	For the period March 1, 2022 through March 31, 2022.
#	Annualized.
(4)	Ratios do not include expenses of the underlying Alternative Investment Funds in which the Fund invests.
(5)	The contractual fee and expense waiver is reflected in both the net expense and net investment income (loss) ratios (see Note 3).
(6)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying Alternative Investment Funds in which the Fund invests. Ratios do not include net investment income of the Alternative Investment Funds in which the Fund invests.
(7)	Period ended February 29.

	For the
	six months	For the
	ended	period	For the	For the	For the	For the	For the
	September 30,	ended	year ended	year ended	year ended	year ended	year ended
	2022	March 31,	February 28,	February 28,	February 29,	February 28,	February 28,
Credit Facility	(Unaudited)	2022*	2022	2021	2020	2019	2018
Senior securities, end of period (000’s)	$15,000	$15,000	$15,000	$14,300	$29,300	$23,800	$15,500
Asset coverage, per $1,000 of senior security principal amount	7,414	8,234	8,035	9,080	5,433	7,475	13,062
Asset coverage ratio of senior securities	741%	823%	803%	908%	543%	747%	1306%

*	For the period March 1, 2022 through March 31, 2022.
**	The Fund’s shares began trading on the New York Stock Exchange (“NYSE”) on January 13, 2022 under NYSE ticker symbol “DMA.” To facilitate the listing of the Fund’s shares on the NYSE, the Fund redesignated its Class A, Class C and Class T shares as Class I shares and eliminated all share class designations. Consequently, the Fund’s shares are now referred to as shares of beneficial interest or common shares. Class A, C, and T shares are no longer presented for 2018-2021 as they are no longer outstanding as of February 28, 2022.

See accompanying Notes to Financial Statements.

Destra Multi-Alternative Fund
Notes to Financial Statements
September 30, 2022 (unaudited)

1. Organization

Destra Multi-Alternative Fund (“the Fund”) was organized as a Delaware statutory trust on June 3, 2011, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), and is a non-diversified, exchange-listed closed-end management investment company.

The Fund changed fiscal year end to March 31, effective March 1, 2022. The Fund’s shares began trading on the New York Stock Exchange (“NYSE”) on January 13, 2022 under NYSE ticker symbol “DMA.” To facilitate the listing of the Fund’s shares on the NYSE, effective January 5, 2022, the Fund redesignated its Class A, Class C and Class T shares as Class I shares and eliminated all share class designations. Consequently, the Fund’s shares are now referred to as shares of beneficial interest or common shares (the “Common Shares”).

The Fund’s investment adviser is Destra Capital Advisors LLC (the “Adviser”), the Fund’s sub-adviser is Validus Growth Investors, LLC, doing business as Validus Investment Advisors, (“Validus” or the “Sub-Adviser” and together with the Adviser are referred to herein as the “Advisers”). See Note 3 for additional information regarding Validus, as the Fund’s Sub-Adviser.

The investment objective of the Fund is to seek returns from capital appreciation and income with an emphasis on income generation. The Fund pursues its investment objective by investing primarily in the income-producing securities of real estate investment trusts (“REITs”) and alternative investment funds, as well as common stocks and structured notes, notes, bonds and asset-backed securities.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

Cash, Cash Equivalents and Restricted Cash — Cash and cash equivalents include U.S. dollar deposits at bank accounts at amounts which may exceed insured limits. The Fund is subject to risk to the extent that the institutions may be unable to fulfill their obligations. As of September 30, 2022, the Fund had no restricted cash.

Distributions to Shareholders — Distributions from investment income are declared and paid monthly. Distributions from net realized capital gains, if any, are declared and paid annually. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Security Valuation — In December 2020, the Securities and Exchange Commission (“SEC”) adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. The Funds were required to comply with Rule 2a-5 by September 8, 2022 and as a result, the Board of Trustees of the Fund (“the Board”) has approved valuation procedures for the Fund (the “Valuation Procedures”) which will be used for determining the fair value of any Fund investments for which a market quotation is not readily available. The valuation of each of the Fund’s investments is performed in accordance with the principles found in Rule 2a-5 and in conjunction with FASB’s Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures (“ASC 820-10).The Board has designated the Adviser as the valuation designee of the Fund. As valuation designee, the Adviser performs the fair value determination relating to any and all Fund investments, subject to the conditions and oversight requirements described in the Valuation Procedures. In furtherance of its duties as valuation designee, the Adviser has formed a valuation committee (the “Valuation Committee”), to perform fair value determinations and oversee the day-to-day functions related to the fair valuation of the Fund’s investments. The Valuation Committee may consult with representatives from the Fund’s outside legal counsel or other third-party consultants in their discussions and deliberations.

Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean of the closing bid and asked prices on the day of valuation. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

Destra Multi-Alternative Fund
Notes to Financial Statements (continued)
September 30, 2022 (unaudited)

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Adviser, those securities will be valued at “fair value” as determined in good faith by a Valuation Committee using the Valuation Procedures. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s net asset value (“NAV”).

Valuation Procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or

(4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate. The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but would not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality. Calls with the management teams of these securities are completed to gain further insight that might not be as evident through the reading of published reports or filings.

Often, significant back-testing or historical data analysis is employed to gain increased, tangible perspective into ways to enhance the accuracy of either existing, or potentially new fair valuation approaches. This also ensures that recent enhancements or additional methodologies are leading to more accurate valuations.

Ongoing “logic checks” and evaluations of underlying portfolios are used to identify potential disconnects between current methodologies and expected results.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund invests in some securities which are not traded and the Fair Valuation Committee has established a methodology for the fair valuation of each type of security. Non-listed REITs that are in the public offering period (or start-up phase) are valued at cost according to the Fair Valuation Committee’s fair valuation methodology unless the REIT issues an updated valuation. The Fund generally purchases REITs at NAV or without a commission. However, startup REITs amortize a significant portion of their start-up costs and therefore, potentially carry additional risks that may impact valuation should the REIT be unable to raise sufficient capital and execute their business plan. As such, start-up REITs pose a greater risk than seasoned REITs because if they encounter going concern issues, they may see significant deviation in value from the fair value, cost basis approach as represented. Management is not aware of any information which would cause a change in cost basis valuation methodology currently being utilized for non-traded REITs in their offering period. Non-traded REITs that are in their offering period are generally categorized as Level 3 in the fair value hierarchy. Once a REIT closes to new investors, Management values the security based on the movement of an appropriate market index or a similar security that is publicly traded until the REIT issues an updated market valuation. Non-traded REITs that have closed to new investors are categorized in Level 3 of the fair value hierarchy, due to the significance of the effect of the application of the movement of the market index on the overall fair valuation of the REIT. Other non-traded private investments are monitored for any independent audits of the investment or impairments reported on the potential value of the investment. Certain investments in preferred stocks or private companies are generally categorized as a Level 3 in the fair value hierarchy. The Fund generally values investments in preferred stocks or private companies based on recent transactions and may initially value the investments at cost.

Valuation of Alternative Investment Funds — The Fund may invest in funds of open-end or closed-end investment companies (the “Alternative Investment Funds”). The Alternative Investment Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value using the methods established by the board of directors of the Alternative Investment Funds. Open-end funds are valued at their NAV per share and closed-end funds that trade on an exchange are valued as described under security valuation.

For Alternative Investment Funds, including private real estate investment trusts, non-traded partnership funds, non-listed business development companies and hedge funds, that are themselves treated as investment companies under GAAP, the Fund follows the guidance in GAAP that allows, as practical expedient, the Fund to value such investments at their

Destra Multi-Alternative Fund
Notes to Financial Statements (continued)
September 30, 2022 (unaudited)

reported NAV per share (or if not unitized, at an equivalent percentage of the capital of the investee entity). Such investments typically provide an updated NAV or its equivalent on a quarterly basis. The Fair Valuation Committee meets frequently to discuss the fair valuation methodology and will adjust the value of a security if there is a public update to such valuation.

Non-listed business development companies provide quarterly fair value pricing which is used as an indicator of the valuation for the Fund. If the value significantly fluctuates, the Adviser will provide an updated price. If a significant event occurs that causes a large change in price, the Fair Valuation Committee will call a meeting to evaluate the fair value.

Hedge funds provide monthly fair value pricing which is used as an indicator of the valuation for the Fund. The Fund values the security based on the movement of an appropriate market index or a similar security that is publicly traded until the hedge fund issues an updated market valuation.

ASC 820-10 defines fair value as the price that each Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820-10 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets that the Funds have the ability to access. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g., yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g., discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

●	Level 1 — Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

●	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value of a security may fall into different levels (Level 1, Level 2 or Level 3) of the fair value hierarchy. In such cases, for disclosure purposes, the level within which the fair value measurement falls, in its entirety, is determined based on the lowest level input that is significant in its entirety to the fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2022 for the Fund’s assets and liabilities measured at fair value:

Assets*

	Practical
Investments:	Expedient(1)	Level 1	Level 2	Level 3	Total
Common Stocks	$-	$19,368,660	$-	$-	$19,368,660
Exchange Traded Fund	-	2,161,080	-	-	2,161,080
Medium Term Notes	-	-	-	5,000,000	5,000,000
Private Companies	-	-	-	11,686,770	11,686,770
Contingent Value Rights	-	-	-	1,858,131	1,858,131
Real Estate Investment Trusts	-	7,948,783	-	20,017,196	27,965,979
Alternative Investment Funds	27,578,098	-	-	12,723,037	40,301,135
Short-Term Investment	-	6,327,057	-	-	6,327,057
Total Investments	$27,578,098	$35,805,580	$-	$51,285,134	$114,668,812

Destra Multi-Alternative Fund
Notes to Financial Statements (continued)
September 30, 2022 (unaudited)

Liabilities*

Investments:	Level 1	Level 2	Level 3	Total
Exchange Traded Fund Sold Short	$(973,340)	$-	$-	$(973,340)
Total Investments	$(973,340)	$-	$-	$(973,340)

(1)	Alternative Investment Funds that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

*	Refer to the Schedule of Investments for industry classifications.

The following is a reconciliation of investments in which significant Level 3 unobservable inputs were used in determining fair value as of September 30, 2022:

						Net
						Change in
					Net	Unrealized
	Balance				Realized	Appreciation	Balance
	as of	Transfers		Proceeds	Gain	(Depreciation)	as of
	March 31,	into	Purchase of	from Sale of	(Loss) on	on	September 30,
Investments	2022	Level 3*	Investments	Investments(1)	Investments	Investments	2022
Contingent Value Rights	$1,858,131	$-	$-	$-	$-	$-	$1,858,131
Private Companies	9,636,770	-	3,300,000	(2,500,000)	1,250,000	-	11,686,770
Non-Listed Real Estate Investment Trusts	8,923,049	-	130,093	(530,541)	-	(1,075,105)	7,447,496
Private Real Estate
Investment Trusts	12,279,800	-	-	-	-	289,900	12,569,700
Alternative Investment
Funds	-	14,230,556	-	(1,196,941)	-	(310,578)	12,723,037
Medium Term Notes	-	-	5,000,000	-	-	-	5,000,000
Total Investments	$32,697,750	$14,230,556	$8,430,093	$(4,227,482)	$1,250,000	$(1,095,783)	$51,285,134

(1)	Includes return of capital and spin-offs related to corporate actions.
*	Management has determined that there are no observable inputs available for the fair valuation of these Alternative Invetment Funds as of September 30, 2022.

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investments that are categorized in Level 3 of the fair value hierarchy as of September 30, 2022:

						Impact on
	Fair Value					Valuation
	as of			Price/	Range of	from an
	September 30,	Valuation	Unobservable	Liquidity	Inputs	Increase in
Investments	2022	Techniques	Inputs	Discount(1)	(average)	Input
Alternative Investment Fund
Canyon CLO Fund II LP	$9,132,347	Index Application(2)	Application of Credit Suisse
			Leveraged Loan Index	$486.77	n/a	Increase
Canyon CLO Fund III LP	3,590,690	Index Application(2)	Application of Credit Suisse
			Leveraged Loan Index	486.77	n/a	Increase

Contingent Value Rights
Hospitality Investors Trust, Inc.	241,226	Scenario Analysis	Liquidity Discount/Earnout	0.53	n/a	n/a
Ready Capital Corp.	1,616,905	Income approach and PWERM Model	Revaluation discount rate/discount rate	2.79	n/a	Decrease

Medium Term Notes
Credit Suisse AG London	1,500,000	Other	Transaction Price	100.00	n/a	Increase
GS Finance Corp	500,000	Other	Transaction Price	100.00	n/a	Increase
UBS AG London	3,000,000	Other	Transaction Price	100.00	n/a	Increase

Private Companies
Always AI, Inc.	2,428,458	Other	Transaction Price	3.26	n/a	Increase
Clear Street Group Inc., Serie B Preferred Stock	1,500,000	Other	Transaction Price	8.35	n/a	Increase

Destra Multi-Alternative Fund
Notes to Financial Statements (continued)
September 30, 2022 (unaudited)

						Impact on
	Fair Value					Valuation
	as of			Price/	Range of	from an
	September 30,	Valuation	Unobservable	Liquidity	Inputs	Increase in
Investments	2022	Techniques	Inputs	Discount(1)	(average)	Input
Eat Just, Inc.	450,000	Comparable public company analysis	Revenue multiples	n/a	1.13x – 7.45x(3.12x)	Increase
			EBITDA multiples	n/a	11.7x – 18.9x(15.9x)	Increase

		Comparable acquisitions analysis	Revenue multiples	n/a	0.42x – 7.89x(2.42x)	Increase
			EBITDA multiples	n/a	4.6x – 31.6x(15.8x)	Increase

GOSITE, Inc.	4,680,000	Comparable public company analysis	Revenue multiples	n/a	1.14x – 16.33x(5.62x)	Increase
			EBITDA multiples	n/a	13.4x – 47.5x(28.5x)	Increase

		Comparable acquisitions analysis	Revenue multiples	n/a	0.78x – 5.70x(2.90x)	Increase
			EBITDA multiples	n/a	8.6x – 30.6x(16.6x)	Increase

Iridia, Inc.	828,312	Other	Transaction Price	1.67	n/a	Increase

Nurture Life, Inc.	1,800,000	Other	Transaction Price	100.00	n/a	Increase

Non-Listed Real Estate Investment Trusts
Healthcare Trust, Inc.	4,220,245	Index Application(2)	Application of FTSE NAREIT
			US Health Care Index	211.53	n/a	Increase

NorthStar Healthcare Income, Inc.	3,227,251	Index Application(2)	Application of FTSE NAREIT US Health Care Index	211.53	n/a	Increase

Private Real Estate Investment Trusts
Aventine Property Group, Inc.	5,605,600	Comparable public company analysis	AFFO multiples	n/a	10.6x - 15.6x(13.1x)	Increase
			BV Equity Multiples	n/a	0.9x - 2.4x(1.4x)	Increase

		Comparable acquisitions analysis	BV Multiples	n/a	1.3x - 1.5x(1.4x)	Increase

Treehouse Real Estate Investment Trust, Inc.	6,964,100	Comparable public company analysis	AFFO multiples	n/a	1.9x - 14.6x(10.2x)	Increase
			BV Equity Multiples	n/a	0.8x – 2.4x(1.4x)	Increase

		Comparable acquisitions analysis	BV Equity Multiples	n/a	1.1x-1.4x(1.3x)	Increase
			AFFO multiples	n/a	11.4x-35.3x(20.3x)	Increase
Total Investments(3)	$51,285,134

(1)	As there was no range for each significant unobservable input, weighted average is not reported.

(2)	The Fund utilizes the last publicly stated NAV as published by each Non-Listed REIT, and applies a factor adjustment of the daily publicly available price per each respective index to adjust the price accordingly.
(3)	Certain Level 3 investments of the Fund, totaling fair value assets of $0, have been valued using third-party transactions, quotations, and/or historical information. These assets have been excluded from the preceding table as they are insignificant to the Fund.

AFFO — adjusted funds from operations

BV — book value

Destra Multi-Alternative Fund
Notes to Financial Statements (continued)
September 30, 2022 (unaudited)

The following is the fair value measurement of Alternative Investment Funds that are measured at NAV per share (or its equivalent) as a practical expedient:

	Investment		Unfunded	Redemption	Redemption
Alternative Investment Fund	Strategy	Value	Commitments	Frequency	Notice Period
Arboretum Core Asset Fund LP	Debt investing in
	leased equipment
	and related financings	$2,357,385	$-	Annually(1)	30 Days(1)
Clarion Lion Industrial Trust	Industrial Real Estate	16,584,898	-	Quarterly	90 Days
Ovation Alternative Income Fund	Private Equity and
	Private Debt	1,279,525	-	Quarterly	180 Days
Preservation REIT 1, Inc.	Diversified Direct			Subject to
	Real Estate	7,285,629	527,000	advisor approval	n/a
SGOF Liquidating Master, Ltd.	Liquidating trust
	holding 5 equity
	positions.	70,661	-	n/a	n/a
		$27,578,098	$527,000

(1)	Redemptions suspended as of February 28, 2021.

Commitments and Contingencies — The Fund indemnifies the Fund’s officers and the Board for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

The Fund is required to provide financial support in the form of investment commitments to certain investees as part of the conditions for entering into such investments. As of September 30, 2022, the Fund had unfunded commitments in the amount of $12,063,195. At September 30, 2022, the Fund reasonably believes its assets will provide adequate cover to satisfy all its unfunded commitments.

Below are the Fund’s unfunded commitments as of September 30, 2022 by investment:

		Unfunded
Investments	Value	Commitments
Canyon CLO Fund II LP	$9,132,347	$136,195
Canyon CLO Fund III LP	3,590,690	11,400,000
Investments valued at NAV as a practical expedient(a)	27,578,098	527,000
	$40,301,135	$12,063,195

(a)	See Note 2 for investments valued at NAV as a practical expedient.

Exchange Traded Funds — The Fund may invest in exchange traded funds (“ETFs”). Most ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed (or managed) portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities it is designed to track, although the lack of liquidity in an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Restricted securities — Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board. The restricted securities may be valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith using methods approved by the Board. The Alternative Investment Funds generally are restricted securities that are subject to substantial holding periods and are not traded in public markets, so that the Fund may not be able to resell some of its investments for extended periods, which may be several years.

Destra Multi-Alternative Fund
Notes to Financial Statements (continued)
September 30, 2022 (unaudited)

Additional information on each restricted investment held by the Fund at September 30, 2022 is as follows:

	Acquisition				% of Net
Security Description	Date	Cost		Value	Assets
Always AI, Inc.	1/5/2021	$1,999,998		$2,428,458	2.5%
Arboretum Core Asset Fund LP	8/2/2018	2,500,000		2,357,385	2.5
Aventine Property Group, Inc.	1/13/2021	5,392,100		5,605,600	5.8
Canyon CLO Fund II LP	2/25/2019	8,472,551		9,132,347	9.5
Canyon CLO Fund III LP	3/1/2022	3,560,769		3,590,690	3.7
Clarion Lion Industrial Trust	6/29/2015	5,559,433		16,584,898	17.2
Clear Street Group, Inc.	5/11/2022	1,500,000		1,500,000	1.6
Credit Suisse AG London	9/13/2022	1,500,000		1,500,000	1.6
Eat Just, Inc.	6/11/2021	515,501		450,000	0.5
GOSITE, Inc.	7/31/2020	2,099,998		4,680,000	4.8
GS Finance Corp.	9/23/2022	500,000		500,000	0.4
Healthcare Trust, Inc.	3/30/2012	4,732,173		4,220,245	4.3
Hospitality Investors Trust, Inc.	2/17/2015	9,236,371		241,226	0.3
Iridia, Inc.	2/25/2021	750,000		828,312	0.9
NorthStar Healthcare Income, Inc.	3/29/2012	6,706,530		3,227,251	3.4
Nurture Life, Inc.	8/2/2022	1,800,000		1,800,000	1.9
Ovation Alternative Income Fund	7/25/2014	1,219,226		1,279,525	1.3
Preservation REIT 1, Inc.	10/22/2019	3,377,166		7,285,629	7.6
Ready Capital Corp.	7/6/2017	-	(1)	1,616,905	1.7
SGOF Liquidating Master, Ltd.	6/2/2015	-	(1)	70,661	0.1
Treehouse Real Estate Investment Trust, Inc.	12/31/2018	8,744,181		6,964,100	7.2
UBS AG London	9/13/2022	3,000,000		3,000,000	3.1
Total		$73,165,997		$78,863,232	81.90%

(1)	Transferred at no cost as a result of a corporate action.

Options — The Fund may purchase put and call options on currencies or securities. A put option gives the purchaser the right to compel the writer of the option to purchase from the option holder an underlying currency or security or its equivalent at a specified price at any time during the option period. In contrast, a call option gives the purchaser the right to buy the underlying currency or security covered by the option or its equivalent from the writer of the option at the stated exercise price.

As a holder of a put option, the Fund will have the right to sell the currencies or securities underlying the option and as the holder of a call option, the Fund will have the right to purchase the currencies or securities underlying the option, in each case at their exercise price at any time prior to the option’s expiration date. The Fund may seek to terminate its option positions prior to their expiration by entering into closing transactions. The ability of the Fund to enter into a closing sale transaction depends on the existence of a liquid secondary market. There can be no assurance that a closing purchase or sale transaction can be effected when the Fund so desires. The Fund may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. In such a case, the Fund will realize a profit or loss if the amount paid to purchase an option is less or more than the amount received from the sale of the option.

The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The purchase of options involves the risk that the premium and transaction costs paid by the Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities on which the option is based. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging. Options transactions may result in significantly higher transaction costs and portfolio turnover for the Fund.

Security Transactions and Investment Income — Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Destra Multi-Alternative Fund
Notes to Financial Statements (continued)
September 30, 2022 (unaudited)

Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund’s investments in real estate investment trusts (“REITs”) are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates are based on the most recent REIT distribution information available.

Indemnification — The Fund indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3. Investment Management and Other Agreements

The Fund has entered into an investment management agreement (the “Investment Management Agreement”) with the Adviser. Subject to the oversight of the Fund’s Board, the Adviser is responsible for managing the Fund’s business affairs and providing day-to-day administrative services to the Fund either directly or through others selected by it for the Fund.

The Board’s considerations of the Investment Management Agreement are included in the Semi-Annual Report dated August 31, 2020 and shareholders previously approved the Investment Management Agreement, subject to the Fund’s listing. The Fund listed on the NYSE on January 13, 2022 and pursuant to such Investment Management Agreement dated January 13, 2022, the Adviser is entitled to a management fee, calculated and payable monthly in arrears, at an annual rate of 1.35%, based upon the Fund’s managed assets as of month-end (the “Management Fee”). “Managed Assets” means the total assets of the Fund (including any assets attributable to money borrowed for investment purposes) minus the sum of the Fund’s accrued liabilities (other than money borrowed for investment purposes). Prior to January 13, 2022, under the prior investment management agreement, the Adviser was entitled to a management fee, calculated and payable monthly in arrears, at an annual rate of 1.35% of the Fund’s average daily net assets during such period. For the six months ended September 30, 2022, the Adviser earned a Management Fee of $799,435. As of the six months ended September 30, 2022, the Adviser was owed $101,743 in Management Fees, included in payables for Management Fee on the Statement of Assets and Liabilities.

The Fund and Adviser have entered into an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with the Sub-Adviser. The Board’s considerations of the Sub-Advisory Agreement are included in the Semi-Annual Report dated August 31, 2020 and shareholders previously approved the Sub-Advisory Agreement, subject to the Fund’s listing. The Fund listed on the NYSE on January 13, 2022 and pursuant to such Sub-Advisory Agreement, dated January 13, 2022, the Advisor will pay the Sub-Adviser a monthly sub-advisory fee (net of any waivers, reimbursement payments, supermarket fees and alliance fees waived, reimbursed or paid by the Advisor in respect of the Fund) with respect to the assets allocated to the Sub-Adviser (the “Sub-Advised Assets”) equal to 50% of the advisory fee paid to the Advisor for its services to the Fund with respect to the Sub-Advised Assets, equal to a percentage of the Sub-Advised Assets’ average daily managed assets. Prior to January 13, 2022, the Sub-Adviser received a sub-advisory fee at an annual rate equal to 50% of the net Management Fees received by the Adviser after any fee waivers and shared expenses between the Adviser and the Sub-Adviser, subject to a maximum of 0.675% of the Fund’s average daily net assets at month end.

Effective January 13, 2022, the Adviser and the Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) under which the Adviser has agreed to reimburse and/or pay or absorb, on a quarterly basis, the “ordinary operating expenses” (as defined below) of the Fund to the extent that such expenses exceed 0.53% per annum of the Fund’s average daily net assets (the “Expense Limitation”). For the purposes of the Expense Limitation Agreement, “ordinary operating expenses” consist of all ordinary expenses of the Fund, including administration fees, transfer agent fees, organization and offering expenses, fees paid to the Fund’s trustees, administrative services expenses, and related costs associated with legal, regulatory compliance and investor relations, but excluding the following: (a) investment management fees, (b) portfolio transaction and other investment-related costs (including brokerage commissions, dealer and underwriter spreads, and commitment fees on any leverage facilities, prime broker fees and expenses, and dividend expenses related to short sales), (c) interest expense and other financing costs, (d) taxes, (e) distribution fees and/or shareholder servicing fees, if any, (f) acquired fund fees and expenses and (g) extraordinary expenses. For the six months ended September 30, 2022, the Adviser waived Management Fees of $130,882.

Further, shareholders previously approved, subject to the Fund listing on the NYSE or other national securities exchange, a Secondary Market Support Services Agreement with Destra, whereby the Fund would pay Destra a separate 10 basis point fee, calculated and paid on managed assets, to provide services designed to communicate the investment strategy and investment objective of the Fund to the broader market. Effective March 1, 2022, Destra has voluntarily waived this fee. This voluntary waiver may be revised or terminated at any time without notice. This fee waiver is not subject to recoupment.

Destra Multi-Alternative Fund
Notes to Financial Statements (continued)
September 30, 2022 (unaudited)

Any waiver or reimbursement by the Adviser under the Expense Limitation Agreement is subject to repayment by the Fund within three years from the date the Adviser waived any payment or reimbursed any expense, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of waiver or the current expense limitation and the repayment is approved by the Board. Unless terminated by the Board, the Expense Limitation Agreement will continue in effect until at least January 13, 2027. The Board may terminate this Expense Limitation Agreement upon sixty (60) days’ written notice to the Adviser.

The following amounts are subject to recapture by the Adviser by the following dates:

2/28/2023	2/29/2024	2/28/2025	3/31/2025
$592,247	$653,254	$611,339	$33,783

Prior to January 13, 2022, the Adviser had agreed to reduce its fees and/or absorb expenses of the Fund so that the Fund’s total fund operating expenses after fee waiver and/or reimbursement (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, and expenses associated with instruments in other collective investment vehicles or derivative instruments (including, for example, options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Adviser)), did not exceed the following amounts per annum of the average daily net assets of each of the prior classes of shares:

Class A	Class C	Class I	Class T
1.95%	2.70%	1.70%	2.45%

Distributor — Effective January 5, 2022 the Fund will no longer pay shareholder servicing fees or distribution fees. Prior to January 5, 2022 the Board had, on behalf of the Fund, a Shareholder Servicing Plan under which the Fund may compensate financial industry professionals for providing ongoing services in respect of clients with whom they had distributed shares of the Fund. Under the Shareholder Servicing Plan, the Fund could pay 0.25% per year of its average daily net assets attributable to each of Class A, Class C and Class T shares for such services. The Class C and Class T shares also paid to Destra Capital Investments, LLC (the “Distributor”) a distribution fee, payable under distribution plans adopted by the Board (“Distribution Plans”), for certain activities relating to the distribution of shares to investors and maintenance of shareholder accounts. These activities included marketing and other activities to support the distribution of the Class C and Class T shares. Under the Distribution Plans, the Fund paid 0.75% and 0.50% per year of its average daily net assets for such services for Class C and Class T shares, respectively.

4. Investment Transactions

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months ended September 30, 2022, amounted to $10,924,683 and $11,918,758, respectively. The total securities sold short and covered amounted to $0 and $0, respectively.

5. Prior Repurchase Offers

Prior to January 13, 2022, the Fund operated as an interval fund under the 1940 Act. Pursuant to Rule 23c-3 under the 1940 Act, the Fund had adopted a fundamental policy to offer to repurchase a specified percentage of its outstanding shares at the NAV at regular intervals. Consequently, once each year, the Fund offered to repurchase at NAV no less than 5% and no more than 25% of the outstanding Shares of the Fund (“Repurchase Offer”). There was no guarantee that a shareholder would be able to sell all of the shares tendered in a Repurchase Offer.

After listing, the Fund’s shares will generally only be available for purchase in the secondary market at prevailing market prices rather than at NAV. The listing may also make the Fund’s shares more widely available. The Fund will no longer conduct annual repurchase offers for at least 5% and up to 25% of the outstanding Common Shares at NAV in connection with the Fund’s listing on the NYSE.

Destra Multi-Alternative Fund
Notes to Financial Statements (continued)
September 30, 2022 (unaudited)

6. Federal Tax Information

At September 30, 2022, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments and securities sold short for federal tax purposes were as follows:

Cost of investments	$117,987,222
Gross unrealized appreciation	28,114,880
Gross unrealized depreciation	(32,406,630)
Net unrealized appreciation(depreciation)	$(4,291,750)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

7. Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates a presumption of control under Section 2(a)(9) of the 1940 Act. As of September 30, 2022, Cede & Co., for the benefit of its customers, owned approximately 99% of the Fund.

8. Credit Facility

On October 5, 2021, the Fund entered into a secured, revolving line of credit facility with Nexbank (the “Credit Facility”). Effective June 29, 2022, the Credit Agreement was extended for an additional year expiring on October 4, 2023. Effective June 29, 2022 The Fund may borrow an amount up to the lesser of the Credit Facility maximum commitment financing of $25,000,000 or one-third of the value of its total assets less liabilities not represented by the payable to the Credit Facility. Prior to June 29, 2022 the Credit Facility maximum commitment was $15,000,000. The interest rate on borrowings from the Credit Facility is equal to the 1-month U.S. Treasury rate plus 4.50% per annum, with a 4.75% floor. During the six months ended September 30, 2022, the average principal balance and weighted average interest rate was approximately $15,000,000 and 5.77% per annum, respectively, and the maximum outstanding balance of the Credit Facility was $15,000,000. At September 30, 2022, the principal balance outstanding was $15,000,000 at an interest rate of 7.03% per annum.

Under the provisions of the 1940 Act, the Fund is permitted to issue senior securities, including debt securities and preferred stock, and borrow from banks or other financial institutions, provided that the Fund satisfies certain asset coverage requirements. With respect to senior securities representing indebtedness, such as the Credit Facility, the Fund is required to have asset coverage of at least 300%, as measured at the time of borrowing and calculated as the ratio of the Fund’s total assets, less all liabilities and indebtedness not represented by senior securities, over the aggregate amount of the Fund’s outstanding senior securities representing indebtedness. If the Fund’s asset coverage declines below 300%, the Fund would be prohibited under the 1940 Act from incurring additional debt or making certain distributions to its shareholders.

Please refer to the Fund’s Financial Highlights for summary of the Fund’s asset coverage with respect to senior securities.

9. Other Derivative Information

For the six months ended September 30, 2022 the Fund held no derivatives.

Destra Multi-Alternative Fund
Notes to Financial Statements (continued)
September 30, 2022 (unaudited)

10. Affiliated Investments

As of September 30, 2022, investments in the Fund were deemed to be investments in affiliated issuers under the 1940 Act, primarily because the Fund owns 5% or more of each investment’s total capital. The Fund, and its affiliates, do not exercise management or control over these Alternative Investment Funds. The Fund does not have voting power or investment discretion for these investments. The activity resulting from these investments is identified in the Statement of Operations as transactions with an affiliated investment. A listing of these affiliated investments (including activity during the six months ended September 30, 2022) is shown below:

Affiliated Investment Fund	Shares 3/31/2022	Shares 9/30/2022	Fair Value 3/31/2022	Purchases of Investment	Proceeds from Sales of Investment (1)	Net Realized Gain (Loss) on Investment	Net Change in Unrealized Appreciation (Depreciation) on Investment	Fair Value 9/30/2022	Distributions from Affiliated Investment Funds
Ownership exceeds 5% of the investment’s capital:
Arboretum Core Asset Fund LP	250	250	$2,370,495	$-	$-	$-	$(13,110)	$2,357,385	$87,470
Canyon CLO Fund III LP	-	-	3,597,015	-	(39,231)	-	32,906	3,590,690	-
Treehouse Real Estate Investment Trust, Inc.	715,000	715,000	7,475,000	-	-	-	(510,900)	6,964,100	50,050
Total			13,442,510	-	(39,231)	-	(491,104)	12,912,175	137,520

Ownership exceeds 25% of the investment’s capital:
Preservation REIT 1, Inc.	159	159	7,337,378	-	-	-	(51,749)	7,285,629	27,032
Total			7,337,378	-	-	-	(51,749)	7,285,629	27,032
Total Affiliated Investments			$20,779,888	$-	$(39,231)	$-	$(542,853)	$20,197,804	$164,552

(1)	Includes return of capital.

11. Trustees and Officers

The Destra Fund Complex (consisting of the Fund, the Destra Flaherty & Crumrine Preferred and Income Fund and Destra Granahan Small Cap Advantage Fund, both a series of the Destra Investment Trust, the BlueBay Destra International Event-Driven Credit Fund, and the Destra Exchange-Traded Fund Trust, of which there is currently no active series) pays each Independent Trustee a retainer of $39,000 per year, and the Chairman of the Board a retainer of $46,000 per year for their services in this capacity. Each fund in the Destra Fund Complex pays a portion of the retainer received by each Trustee, which is allocated annually across the Destra Fund Complex based on each fund’s respective net assets as of December 31 of the preceding year. Trustees are also reimbursed for travel-related and authorized business expenses. The Fund does not pay compensation to Trustees who also serve in an executive officer capacity for the Fund or the Advisers.

Employees of PINE Advisors, LLC (“PINE”) serve as officers of the fund. PINE receives an annual base fee for the services provided to the Fund. PINE is reimbursed for certain out-of-pocket expenses by the Fund. Service fees paid by the Fund for the six months ended September 30, 2022 are disclosed in the Statement of Operations.

12. Subsequent Events

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements. On October 31, 2022, the Fund paid a distribution of $0.0541 per Common Share to shareholders of record on October 21, 2022. On November 30, 2022, the Fund paid a distribution of $0.0561 per Common Share to shareholders of record on November 28, 2022.

Destra Multi-Alternative Fund
Additional Information
September 30, 2022 (unaudited)

This report is sent to shareholders of the Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of Common Shares of the Fund or of any securities mentioned in this report.

Proxy Voting — Information regarding how the Fund voted proxies for portfolio securities is available without charge and upon request by calling 877-855-3434, or visiting Destra Capital Investments LLC’s website at www.destracapital.com or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Disclosure of Portfolio Holdings — The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC website at www.sec.gov or by visiting Destra Capital Investments LLC’s website at www.destracapital.com.

Corporate Dividends Received Deduction

For the tax year ended September 30, 2021, 0% of the dividends to be paid from net investment income, including short-term capital gains qualifies for the dividends received deduction available to corporate shareholders of the Fund.

Qualified Dividend Income

Pursuant to Section 854 of the Internal Revenue Code of 1986, the Fund designates income dividends of 0% as qualified dividend income paid during the tax year ended September 30, 2021.

Distributable Cash Flow

The table below has been included to provide additional insight in regards to distribution coverage metrics for the Fund, particularly in regards to how to differentiate between the tax components of distributions and the actual non-GAAP cash flows received from the Fund’s underlying investments. One of the advantages that the Fund is able to provide to investors is the tax characterizations of distributions received. For example, a portion of distributions received from REITs and certain partnerships are often treated as a non-taxable return of capital as an inherent structural advantage of the underlying investments. This allows for the deferral of tax consequences on certain distributions. As such, from a tax characterization, these are considered a “return of capital” but are, in actuality, still a cash inflow source received from the underlying investments. The table is specifically designed to better inform investors of the distributable cash flows received, and the distribution coverage they represent. For example, as can be seen below, for the six months ended September 30, 2022, only 62% of distributions were represented by gross income as defined by the Fund’s Statement of Operations (tax-basis), but when factoring in the tax adjustments attributable to underlying investments, these total distributions, dividends and interest represented 65% of gross distributions made by the Fund. The table also includes additional lines for coverage when factoring in total net fees and expenses, as well as net realized gains and losses. This information is supplemental, unaudited, and is not inclusive of required financial disclosures (such as total expense ratio), and should be read in conjunction with the Fund’s full financial statements.

Destra Multi-Alternative Fund
Additional Information (continued)
September 30, 2022 (unaudited)

	For the	For the period
	Six Months	March 1,
	Ended	2022	For the
	September 30,	through	Year Ended
	2022	March 31,	February 28,
	(Unaudited)	2022*	2022
Gross Income Per Statement of Operations:	$1,917,869	$504,645	$4,580,869
Tax Adjustments Attributable to Underlying Investments (1):	95,657	54,900	1,087,384
Total Distributions, Dividends and Interest from Underlying Investments:	2,013,526	559,545	5,668,253
Distributions to Shareholders:	$(3,116,518)	$(531,520)	$(6,609,936)
Gross Distribution Coverage Ratio:	65%	105%	86%
Total Net Fees and Expenses (breakdown)
Total Fees & Expenses:	$2,003,005	$331,929	$3,737,153
Fees and Expenses Waived (added back):	(130,882)	(33,783)	(611,339)
Total Net Fees & Expenses:	1,872,123	298,146	3,125,814
Net Distributable Income:	$141,403	$261,399	$2,542,439
Distribution Coverage Ratio Excluding Net Realized Gain/(Loss):	5%	49%	38%
Net Realized Gain/(Loss):	$3,389,974	$105,089	$1,523,571
Distribution Coverage Ratio including Net Realized Gain/(Loss):	113%	69%	62%

(1)	Tax adjustments attributable to REITs and other investments are adjustments to reflect the tax character of distributions received from underlying investments. Specifically, a portion of distributions received from REITs are often treated as non-taxable return of capital for book and tax purposes and distributions received from investments structured as partnerships are also treated as return of capital to the extent the distributions received exceed the income reported to the Fund on the Form K-1’s received from the underlying investments.

*	Fiscal year end changed to March 31, effective March 1, 2022.

Destra Multi-Alternative Fund
Fund Information

Board of Trustees	Officers	Investment Adviser
John S. Emrich	Robert Watson	Destra Capital Advisors LLC
Michael S. Erickson	President	Bozeman, MT
Jeffery S. Murphy
Nicholas Dalmaso	Derek Mullins	Sub-Adviser
	Chief Financial Officer and Treasurer	Validus Growth Investors, LLC,
d/b/a Validus Investment Advisors
San Diego, California
Cory Gossard
	Chief Compliance Officer	Transfer Agent
AST
	Peter Sattelmair	Brooklyn, NY
Assistant Treasurer
Administrator and Accounting Agent
	Jake Schultz	UMB Fund Services Inc.
	Secretary	Milwaukee, WI

	Ken Merritt	Custodian
	Assistant Secretary	UMB Bank, n.a.
Kansas City, MO

Legal Counsel
Faegre Drinker Biddle & Reath LLP
Philadelphia, PA

Independent Registered Public
Accounting Firm
Cohen & Company, Ltd
Chicago, IL

This report has been prepared for the general information of the shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. The Fund’s prospectus contains more complete information about the objectives, policies, expenses and risks of the Fund. The Fund is not a bank deposit, not FDIC insured and may lose value. Please read the prospectus carefully before investing or sending money.

This report contains certain forward looking statements which are subject to known and unknown risks and uncertainties that could cause actual results to differ materially from those expressed or implied by such statements. Forward looking statements generally include words such as ‘‘believes,’’ ‘‘expects,’’ ‘‘anticipates’’ and other words of similar import. Such risks and uncertainties include, among other things, the Risk Factors noted in the Fund’s filings with the Securities and Exchange Commission. The Fund undertakes no obligation to update any forward looking statement.

Privacy Principles of the Fund for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

The Fund restricts access to non-public personal information about the shareholders to Destra Capital Advisors LLC employees with a legitimate business need for the information. The Fund maintains physical, electronic and procedural safeguards designed to protect the non-public personal information of its shareholders.

Questions concerning your shares of the Fund?

●	If your shares are held in a Brokerage Account, contact your respective Broker.

Item 1. Reports to Stockholders Continued.

(b) not applicable.

Item 2. Code of Ethics.

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

There were no purchases made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

There were no purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by this report.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable to semi-annual reports

(a)(2)	Certifications pursuant to Rule 30a-2(a), Section 302 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b), Section 906 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Destra Multi-Alternative Fund

By (Signature and Title)

/s/ Robert Watson
Robert Watson
(Principal Executive Officer)

Date	12/09/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Robert Watson
Robert Watson
(Principal Executive Officer)

Date	12/09/22

By (Signature and Title)

/s/ Derek Mullins
Derek Mullins, Chief Financial Officer
(Principal Financial Officer)

Date	12/09/22